Property, plant and equipment - Breakdown (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 530	$ 417
At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	502	391	$ 347
At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 28	$ 26